Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	63 Months Ended	64 Months Ended	66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	91 Months Ended	93 Months Ended	94 Months Ended	96 Months Ended	97 Months Ended	99 Months Ended	100 Months Ended	102 Months Ended	103 Months Ended	105 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 29, 2016	Dec. 31, 2015	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005451
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 9,580		$ 9,816		$ 11,209		$ 10,664		$ 12,544		$ 13,665		$ 14,762		$ 15,681		$ 16,398		$ 16,743		$ 15,793		$ 14,192		$ 17,170		$ 17,694		$ 17,159		$ 19,034		$ 17,369		$ 23,854		$ 27,672		$ 33,430		$ 33,613		$ 38,679		$ 38,643		$ 36,790		$ 27,430		$ 18,466		$ 17,535		$ 16,365		$ 20,240		$ 23,399		$ 21,819		$ 25,516		$ 29,424		$ 32,143		$ 32,420		$ 33,967		$ 30,205	$ 37,305	$ 42,418	$ 43,232
C000177214
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 488,244		$ 574,231		$ 625,528		$ 676,087		$ 718,471		$ 751,750		$ 767,536		$ 724,444		$ 651,172		$ 787,811		$ 812,364		$ 787,811		$ 874,395		$ 798,012		$ 1,096,599		$ 1,272,332		$ 1,537,605		$ 1,546,587		$ 1,780,119		$ 1,778,996		$ 1,693,545		$ 1,263,450		$ 850,762		$ 807,970		$ 754,183		$ 933,751		$ 1,079,649		$ 1,007,074		$ 1,178,412		$ 1,359,475		$ 1,485,921		$ 1,499,388		$ 1,571,215		$ 1,397,633		$ 1,726,840		$ 1,964,767		$ 2,002,925
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value		10,000		10,024		10,123		10,660		10,786		11,532		12,024		12,647		13,372		13,244		13,314		13,884		12,113		13,588		14,079		14,075		15,335		12,059		14,376		15,545		17,828		18,643		20,021		19,810		21,133		20,000		16,868		15,717		17,252		18,512		19,656		18,987		21,082		22,810		23,464		25,016		24,769		24,441	27,258	29,336	30,302
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	500,000		510,239		545,487		568,797		598,272		632,554		626,471		629,814		656,750		573,002		642,766		665,982		665,809		725,406		570,422		680,051		735,341		843,320		881,871		947,071		937,086		999,649		946,060		797,902		743,488		816,074		875,694		929,788		898,152		997,257		1,078,996		1,109,955		1,183,366		1,171,664		1,156,145		1,289,410		1,387,699		1,433,384
MSCI All Country World Index Information Technology Net
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,149		$ 9,972		$ 11,319		$ 11,220		$ 12,679		$ 13,515		$ 14,714		$ 15,906		$ 16,411		$ 17,045		$ 18,075		$ 14,982		$ 17,799		$ 18,729		$ 19,218		$ 22,007		$ 18,994		$ 24,693		$ 27,827		$ 32,044		$ 32,616		$ 36,054		$ 36,248		$ 40,813		$ 36,619		$ 28,681		$ 26,596		$ 28,131		$ 33,878		$ 38,511		$ 36,140		$ 42,485		$ 47,606		$ 53,021		$ 53,613		$ 55,906		$ 49,397	$ 60,900	$ 68,672	$ 70,651
MSCI All Country World Index Information Technology Net
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 500,902		$ 566,036		$ 603,382		$ 656,907		$ 710,125		$ 732,671		$ 760,950		$ 806,960		$ 668,876		$ 794,620		$ 836,137		$ 857,986		$ 982,488		$ 847,985		$ 1,102,422		$ 1,242,307		$ 1,430,613		$ 1,456,147		$ 1,609,622		$ 1,618,281		$ 1,822,063		$ 1,634,837		$ 1,280,442		$ 1,187,391		$ 1,255,903		$ 1,512,452		$ 1,719,325		$ 1,613,445		$ 1,896,721		$ 2,125,341		$ 2,367,120		$ 2,393,551		$ 2,495,913		$ 2,205,327		$ 2,718,860		$ 3,065,825		$ 3,154,204